Derivative financial instruments - Hedged items in fair value hedge accounting relationships (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Hedge ineffectiveness recognised in the income statement	£ (5)	£ (43)	£ 71
Loans and advances [member] | Fair value hedges [member] | Financial assets at amortised cost [member] | Interest rate risk [member]
Assets
Carrying amount, assets	7,106
Accumulated fair value hedge adjustment included in carrying amount	(363)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(626)
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	(568)
Hedge ineffectiveness recognised in the income statement	£ 37
Line item in the income statement used to recognised ineffectiveness	Net interest income
Debt securities [member] | Fair value hedges [member] | Financial liabilities at amortised cost [member] | Interest rate risk [member]
Liabilities
Carrying amount, liabilities	£ 53,935
Accumulated fair value hedge adjustment included in carrying amount	(289)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(256)
Change in fair value used as a basis to determine hedge ineffectiveness	549
Hedge ineffectiveness recognised in the income statement	£ (34)
Line item in the income statement used to recognised ineffectiveness	Net interest income
Debt securities [member] | Fair value hedges [member] | Financial assets at fair value through other comprehensive income [member] | Interest rate risk [member]
Assets
Carrying amount, assets	£ 30,108
Accumulated fair value hedge adjustment included in carrying amount	416
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(21)
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	(96)
Hedge ineffectiveness recognised in the income statement	£ 17
Line item in the income statement used to recognised ineffectiveness	Net interest income
Debt securities [member] | Fair value hedges [member] | Financial assets at fair value through other comprehensive income [member] | Inflation risk [member]
Assets
Carrying amount, assets	£ 2,907
Accumulated fair value hedge adjustment included in carrying amount	(20)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	(50)
Hedge ineffectiveness recognised in the income statement	£ (18)
Line item in the income statement used to recognised ineffectiveness	Net interest income